PAX WORLD
                                        ETHICAL INVESTING


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                                        Annual Report




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                                        PAX World
                                        Money Market Fund




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                                        31 JANUARY 2001

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899-8950

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020


Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 8930
Wilmington, DE 19899-8930

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200




Dear Shareholder:



We are pleased to present the annual report of Pax World Money Market Fund, Inc. for the year ended January 31, 2001.


The Fund had net assets of $190,981,149 and 2,064 active shareholders as of January 31, 2001.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



/S/Thomas W. Grant       /S/Laurence A. Shadek              /S/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                         Statement of Net Assets
                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.


FACE                                               MATURITY                VALUE
AMOUNT                                                 DATE    YIELD     (NOTE 1)
-----------------------------------------------------------------------------------

COMMERCIAL PAPER: 48.92%
   $ 5,000,000  Alabama Power Co................   04/05/01    5.64%    $ 4,951,350
     4,000,000  Alabama Power Co................   04/19/01    5.44       3,954,057
     4,000,000  Apreco Inc......................   02/14/01    6.63       3,990,568
     8,000,000  Asset Securitization Cooperative   02/02/01    6.61       7,998,551
     5,000,000  Ciesco L.P......................   02/09/01    6.61       4,992,778
     4,000,000  Ciesco L.P......................   03/09/01    5.66       3,977,560
     5,500,000  Fifth Third Bancorp.............   02/20/01    5.78       5,483,309
     5,000,000  Ford Motor Credit Corporation...   05/07/01    6.56       4,916,215
     4,000,000  Glaxo Wellcome PLC..............   02/28/01    6.58       3,980,590
     3,500,000  H.J. Heinz Company..............   02/02/01    6.60       3,499,370
     3,000,000  McGraw-Hill Companies...........   02/23/01    6.60       2,988,120
     7,000,000  McGraw-Hill Companies...........   07/12/01    5.93       6,819,993
     8,000,000  Private Export Funding Corporation 03/23/01    6.42       7,929,889
     3,000,000  Provena Health - Series 1998....   02/05/01    5.87       2,998,050
     6,000,000  Provena Health - Series 1998....   03/09/01    5.70       5,966,100
     5,130,000  Twin Towers Inc.................   02/26/01    6.56       5,106,915
     5,000,000  United Parcel Service...........   04/30/01    5.08       4,938,889
     4,000,000  Wells Fargo Bank................   02/09/01    6.62       3,994,195
     5,000,000  Wells Fargo Bank................   04/06/01    6.41       4,944,089
   -----------                                                          -----------
    94,130,000  Total Commercial Paper..........                         93,430,588
   -----------                                                          -----------

DOMESTIC CERTIFICATES OF DEPOSIT: 6.29%
   $ 5,000,000  Comerica Bank ..................   01/22/02    5.30%    $ 5,004,677
     7,000,000  Northern Trust .................   04/09/01    5.54       6,999,702
   -----------                                                          -----------
    12,000,000  Total Domestic Certificates of Deposit                   12,004,379
   -----------                                                          -----------

LOAN PARTICIPATION: 3.66%
   $ 7,000,000  Equitable Life Assurance Society
                with Chase Manhattan Bank (a)      03/19/01    6.58%    $ 7,000,000
   -----------                                                          -----------
     7,000,000  Total Loan Participation........                          7,000,000
   -----------                                                          -----------

MASTER NOTE: 3.40%
   $ 6,500,000  GMAC Mortgage Corporation (b)      02/01/01    6.52%    $ 6,500,000
   -----------                                                          -----------
     6,500,000  Total Master Note...............                          6,500,000
   -----------                                                          -----------





   The accompanying notes are an integral part of these financial statements.
                                       2

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.


FACE                                               MATURITY                VALUE
AMOUNT                                                 DATE    YIELD     (NOTE 1)
-----------------------------------------------------------------------------------

OTHER NOTES: (c) 17.16%
   $ 2,055,000  G & L Land Management
                LOC Fifth Third Bank............   12/01/17    5.82%    $ 2,055,000
     5,140,000  Jake Sweeney Automotive, Inc.
                LOC Firstar Bank................   04/01/10    5.82       5,140,000
     3,505,000  Oak Crest Homes Inc.
                LOC First of America............   11/01/26    5.87       3,505,000
     4,000,000  SDR Capital, L.L.C.
                LOC First Michigan Bank.........   10/01/26    5.90       4,000,000
     5,645,000  Spring Hill Medical Complex
                LOC Amsouth Bank................   09/01/11    5.80       5,645,000
     8,900,000  State of Texas Veterans' Hospital  12/01/09    5.80       8,900,000
     3,520,000  Weller Irrevocable Trust #2
                 - Series 1998
                LOC First Union National Bank...   09/01/13    5.80       3,520,000
   -----------                                                          -----------
    32,765,000  Total Other Notes ..............                         32,765,000
   -----------                                                          -----------

REPURCHASE AGREEMENT, OVERNIGHT: 10.26%
   $19,600,000  J.P. Morgan Securities Inc.        02/01/01    5.75%    $19,600,000
                (Collateralized by:
                $2,485,000, SLMA, 0.000% to 5.785%,
                  due 02/09/01 to 10/03/22, value $1,668,867,
                $6,479,000, FNMA, 0.000% to 7.875%,
                  due 02/14/01 to 09/15/09, value $6,561,708,
                $2,195,000, FMAC, 0.000% to 7.625%,
                  due 02/06/01 to 09/15/29, value $2,236,753,
                $6,319,000, FHLB, 0.000% to 7.000%,
                  due 02/06/01 to 01/12/05, value $6,359,384,
                $3,205,000, FCSB, 0.000% to 6.800%,
                  due 02/08/01 to 12/11/13, Value $3,165,689)
   -----------                                                          -----------
    19,600,000  Total Repurchase Agreement, Overnight                    19,600,000
   -----------                                                          -----------

SHORT TERM BANK NOTE: 2.62%
   $ 5,000,000  Comerica Bank (d).........         06/27/01    6.67%    $ 4,999,220
   -----------                                                          -----------
     5,000,000  Total Short Term Bank Note                                4,999,220
   -----------                                                          -----------







   The accompanying notes are an integral part of these financial statements.
                                       3

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.


FACE                                               MATURITY                VALUE
AMOUNT                                                 DATE    YIELD     (NOTE 1)
-----------------------------------------------------------------------------------

YANKEE CERTIFICATE OF DEPOSITS: 7.33%
   $ 8,000,000  Bank of Montreal................   02/15/01    6.59%     $  8,000,061
     6,000,000  National Westminster Bank PLC      05/09/01    7.26         5,999,548
   -----------                                                           ------------
    14,000,000  Total Yankee Certificate of Deposits                       13,999,609
   -----------                                                           ------------
                Total Investments (99.64%) (Cost $190,298,796+)          $190,298,796
                Cash and Other Assets, Net of Liabilities (0.36%)             682,353
                Net Assets (100.00%)                                     $190,981,149
                                                                         ============
                Net Asset Value, offering and redemption price per share:
                Individual Investor Class,
                  16,415,701 Shares Outstanding (Note 3)                 $       1.00
                                                                         ============
                Institutional Class,
                  160,373,427 Shares Outstanding (Note 3)                $       1.00
                                                                         ============
                Broker Service Class,
                  4,028,435 Shares Outstanding (Note 3)                  $       1.00
                                                                         ============
                MMA Praxis Class,
                  10,163,586 Shares Outstanding (Note 3)                 $       1.00
                                                                         ============

+   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) The interest rate is adjusted quarterly based on 3-month LIBOR plus 5 basis points.

(b) The interest rate is adjusted monthly based on 1-month LIBOR; 7-day put feature.

(c)  These securities have a 7-day put feature.

(d)  The interest rates is adjusted daily based upon prime rate minus 2.87%.


KEY NOTES:

FCSB   =   Federal Farm Credit Bank
FHLB   =   Federal Home Loan Bank
FMAC   =   Federal Home Loan Mortgage Corporation
FNMA   =   Federal National Mortgage Association
LOC    =   Letter of Credit
SLMA   =   Student Loan Marketing Association


   The accompanying notes are an integral part of these financial statements.
                                       4

                                                         Statement of Operations
                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.

Investment income
   Income:
     Interest...................................................    $ 10,287,317
                                                                    ------------
   Expenses: (Note 2)
     Advisory fee...............................................         239,369
     Administrative services fee................................         159,580
     Shareholder servicing fee (Individual Investor Class)......          43,108
     Shareholder servicing fee (Broker Service Class)...........           6,844
     Shareholder servicing fee (MMA Praxis Class)...............          15,320
     Custodian expenses.........................................          16,231
     Shareholder servicing and related shareholder expenses+....         134,459
     Legal fees, compliance and filing fees.....................          78,722
     Audit and accounting.......................................         127,694
     Directors' fees............................................           6,021
     Amortization of organization costs.........................          21,528
     Other......................................................           5,209
                                                                    ------------
        Total expenses..........................................         854,085
        Less:
        Expenses paid indirectly (Note 2).......................          (4,325)
        Fees waived (Note 2)....................................        (156,518)
        Expenses reimbursed (Note 2)............................         (63,978)
                                                                    ------------
     Net expenses ..............................................         629,264
                                                                    ------------
   Net investment income........................................       9,658,053
Realized gain (loss) on investments
Net realized gain (loss) on investments.........................             105
                                                                    ------------
Increase in net assets from operations..........................    $  9,658,158
                                                                    ============

+ Include Class specific transfer agency expenses of $67,426, $26,694, $6,023 and $14,683 for Individual Class, Institutional Class, Broker Class and MMA Praxis Class, respectively.


   The accompanying notes are an integral part of these financial statements.
                                        5

                                             Statements of Changes in Net Assets
                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.





                                                Year                Year
                                               Ended               Ended
                                          January 31, 2001    January 31, 2000
                                          ----------------    ----------------

Increase (decrease) in net assets
Operations:
   Net investment income..................  $  9,658,053        $  6,078,334
   Net realized gain (loss) on investments           105                 479
                                            ------------        ------------
   Increase in net assets from operations.     9,658,158           6,078,813

Dividends to shareholders:
Net investment income:
   Individual Investor Class..............    (1,010,817)           (483,610)
   Institutional Class....................    (8,129,651)         (5,533,516)
   Broker Service Class...................      (156,315)            (41,825)
   MMA Praxis Class.......................      (361,270)            (19,383)

Net realized gain on investments:
   Individual Investor Class..............            (9)                (68)
   Institutional Class....................           (89)               (407)
   Broker Service Class...................            (2)                 (4)
   MMA Praxis Class.......................            (5)                -0-

Capital share transactions (Note 3):
   Individual Investor Class..............     2,787,667           8,133,288
   Institutional Class....................    38,160,091           2,904,140
   Broker Service Class...................     2,843,675           1,114,949
   MMA Praxis Class.......................     6,032,116           4,131,470
                                            ------------        ------------
   Total increase (decrease)..............    49,823,549          16,283,847

Net assets:
   Beginning of year......................   141,157,600         124,873,753
                                            ------------        ------------
   End of year............................  $190,981,149        $141,157,600
                                            ============        ============




   The accompanying notes are an integral part of these financial statements.
                                        6

                                                   Notes to Financial Statements
                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class, Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, L.P. (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, Institutional Class, Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES, continued

b) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d) Organization Costs

Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management L.P. (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

During the year ended January 31, 2001, the Advisor voluntarily waived advisory fees of $143,061. The Distributor voluntarily waived shareholder servicing fees of $13,457 for the MMA Praxis Class. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $63,978 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $1,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $27,207 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Institutional Class and Broker Service Class. Also included under the same caption are expense offsets of $4,325.

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



3. CAPITAL STOCK

At January 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $190,981,149. Transactions in capital stock, all at $1.00 per share, were as follows:

                                            Year                Year
                                           Ended               Ended
                                      January 31, 2001    January 31, 2000
                                      ----------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold...............................       88,659,543          80,286,696
Issued on reinvestment of dividends          990,993             481,766
Redeemed...........................      (86,862,869)        (72,635,174)
                                        ------------        ------------
Net increase (decrease)............        2,787,667           8,133,288
                                        ============        ============


INSTITUTIONAL CLASS
-------------------
Sold...............................      415,890,338         219,793,858
Issued on reinvestment of dividends        6,500,555           4,748,828
Redeemed...........................     (384,230,802)       (221,638,546)
                                        ------------        ------------
Net increase (decrease)............       38,160,091           2,904,140
                                        ============        ============


BROKER SERVICE CLASS
--------------------
Sold...............................       10,216,595           5,273,006
Issued on reinvestment of dividends          148,713              39,714
Redeemed...........................       (7,521,633)         (4,197,771)
                                        ------------        ------------
Net increase (decrease)............        2,843,675           1,114,949
                                        ============        ============

                                                        October 12, 1999
                                                     (Commencement of Sales)
                                                       to January 31, 2000
                                                       -------------------

MMA PRAXIS CLASS
----------------
Sold...............................       15,118,377           4,251,298
Issued on reinvestment of dividends          359,457              20,527
Redeemed...........................       (9,445,718)           (140,355)
                                        ------------        ------------
Net increase (decrease)............        6,032,116           4,131,470
                                        ============        ============

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS

                                                         INDIVIDUAL
                                                       INVESTOR CLASS
                                    ----------------------------------------------------
                                                                          May 27, 1998
                                          Year              Year         (Commencement
                                         Ended             Ended          of Sales) to
                                    January 31, 2001  January 31, 2000  January 31, 1999
                                    ----------------  ----------------  ----------------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)

Net asset value,
    beginning of period...........      $  1.00           $  1.00           $  1.00
                                        --------          --------          --------

Income from investment operations:
    Net investment income.........         0.058             0.046             0.032

Less distributions:
    Dividends from net
       investment income..........        (0.058)           (0.046)           (0.032)
                                        --------          --------          --------

Net asset value, end of period....      $  1.00           $  1.00           $  1.00
                                        ========          ========          ========

----------------------------------------------------------------------------------------
Total Return......................         5.99%             4.74%             3.27%+
----------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $  16,416         $ 13,628          $  5,495

Ratios to average net assets:
    Expenses (net of fees waived and
       expenses reimbursed).......         0.60%             0.60%             0.60%*

    Net investment income.........         5.86%             4.74%             4.59%*

    Advisory and administrative
       services fees waived.......         0.09%             0.14%             0.25%*

    Expenses reimbursed...........         0.37%             0.54%              --

* Annualized
+ Not Annualized

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.





4. FINANCIAL HIGHLIGHTS, continued

                                                        INSTITUTIONAL
                                                            CLASS
                                    ----------------------------------------------------
                                                                          May 27, 1998
                                          Year              Year         (Commencement
                                         Ended             Ended          of Sales) to
                                    January 31, 2001  January 31, 2000  January 31, 1999
                                    ----------------  ----------------  ----------------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)

Net asset value,
    beginning of period...........      $  1.00           $  1.00           $  1.00
                                        --------          --------          --------

Income from investment operations:
    Net investment income.........         0.061             0.049             0.034

Less distributions:
    Dividends from net
       investment income..........        (0.061)           (0.049)           (0.034)
                                        --------          --------          --------

Net asset value, end of period....      $  1.00           $  1.00           $  1.00
                                        ========          ========          ========

---------------------------------------------------------------------------------------
Total Return......................         6.26%             5.00%             3.45%+
---------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $160,373          $122,213          $119,309

Ratios to average net assets:
    Expenses (net of fees waived).         0.35%             0.35%             0.35%*

    Net investment income.........         6.09%             4.89%             4.90%*

    Advisory and administrative
       services fees waived.......         0.09%             0.14%             0.25%*


* Annualized
+ Not Annualized

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS, continued

                                                           BROKER
                                                        SERVICE CLASS
                                    ----------------------------------------------------
                                                                        January 13, 1999
                                          Year              Year         (Commencement
                                         Ended             Ended          of Sales) to
                                    January 31, 2001  January 31, 2000  January 31, 1999
                                    ----------------  ----------------  ----------------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)

Net asset value,
   beginning of period............      $  1.00           $  1.00           $  1.00
                                        --------          --------          --------

Income from investment operations:
   Net investment income..........         0.056             0.044             0.002

Less distributions:
   Dividends from net
     investment income............        (0.056)           (0.044)           (0.002)
                                        --------          --------          --------

Net asset value, end of period....      $  1.00           $  1.00           $  1.00
                                        ========          ========          ========

----------------------------------------------------------------------------------------
Total Return......................         5.78%             4.53%             0.22%+
----------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...      $  4,028          $  1,185          $     70

Ratios to average net assets:
   Expenses (net of fees waived)..         0.80%             0.80%             0.80%*

   Net investment income..........         5.71%             4.51%             4.16%*

   Advisory and administrative
     services fees waived.........         0.09%             0.14%             0.25%*


* Annualized
+ Not Annualized

                                                                January 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS, continued

                                                       MMA PRAXIS
                                                          CLASS
                                        ----------------------------------------
                                                              October 12, 1999
                                               Year           (Commencement of
                                              Ended               Sales) to
                                        January 31, 2001      January 31, 2000
                                        ----------------      ----------------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)

Net asset value,
    beginning of period...........          $  1.00               $  1.00
                                            --------              --------

Income from investment operations:
    Net investment income.........             0.058                 0.016

Less distributions:
    Dividends from net
       investment income..........            (0.058)               (0.016)
                                            --------              --------

Net asset value, end of period....          $  1.00               $  1.00
                                            ========              ========

-----------------------------------------------------------------------------------
Total Return......................             5.99%                 1.58%+
-----------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000)...          $ 10,164              $  4,131

Ratios to average net assets:
    Expenses (net of fees waived).             0.60%                 0.60%*

    Net investment income.........             5.90%                 5.21%*

    Advisory, administrative services and
       shareholder servicing fees waived       0.31%                 0.39%*

    Expenses reimbursed...........             --                    1.21%*


* Annualized
+ Not Annualized

                                               Report of Independent Accountants

PAX WORLD Money Market Fund, Inc.





To the Board of Directors and Shareholders of Pax World Money Market Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pax World Money Market Fund, Inc. (the "Fund") at January 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the periods ended January 31, 1999 were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
February 27, 2001

                               Special Meeting of Shareholders, October 10, 2000

PAX WORLD Money Market Fund, Inc.




A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the
meeting  was  to  approve  a  new  sub-advisory   agreement  due  to  CDC  Asset
Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies (the sub advisor of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending January 31, 2001. At the meeting the new sub-advisory agreement was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended January 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting were as follows:

1.   To approve a new sub-advisory agreement.


                  Shares             % of                  % of
                   Voted      Outstanding Shares       Shares Voted
------------------------------------------------------------------------------------------------------------------------------------

For          107,782,534.00          70.47%                99.14%
Against          134,430.00           0.08%                 0.12%
Abstain          799,608.00           0.52%                 0.73%


2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending January 31, 2001.


                  Shares             % of                  % of
                   Voted      Outstanding Shares       Shares Voted
------------------------------------------------------------------------------------------------------------------------------------

For          108,045,979.00          70.65%                99.38%
Against           61,331.00           0.04%                 0.05%
Abstain          609,262.00           0.39%                 0.56%

                        PAXWORLD Money Market Fund, Inc.
                           A Socially Responsible Fund


The Pax World Money Market Fund seeks to maximize current income while maintaining both liquidity and a stable share price. The Fund is designed to meet the short-term investment needs of socially responsible investors.

A Socially Screened Portfolio
The Fund invests only in institutions whose goods and services are essentially non-military and improve the quality of life, including health care, housing and education.

No Loads or Transaction Fees
Investors can purchase and redeem shares at their own convenience.

Low Initial Minimum and Free Check Writing
Investors may open an account for only $250 and enjoy free check writing privileges ($250 per check minimum).

Full Range of Services
With your Pax World account, you'll have online 24-hour access to:
    o   check account balances
    o   purchase, redeem or transfer fund shares
    o   exchange shares between mutual funds in Pax World Funds
You will also have the opportunity to invest automatically each month or quarter from your savings or checking account.





For more complete information, including charges and expenses, please call for a prospectus which should be read carefully before investing.

PAX WORLD
ETHICAL INVESTING






PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxfund.com
email info@paxfund.com

                                                               [GRAPHIC OMITTED]



For general fund information:
[GRAPHIC OMITTED] 800.767.1729



For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827


                                                               [GRAPHIC OMITTED]

For broker services:
[GRAPHIC OMITTED] 800.635.1404



Address all account inquiries to:
PAX World
P.O. Box 8930
Wilmington, DE 19899
                                                               [GRAPHIC OMITTED]


[GRAPHIC OMITTED] printed in USA on recycled paper